Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025		Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 64,950	$ 50,761		$ 17,667	$ 16,709		$ 27,756
Marketable securities		25,242	69,908			0
Accounts receivable		500	879			1,280
Total prepaid expenses and other current assets		4,646	4,464			2,260
Total current assets		95,338	126,012			20,249
Restricted cash		850	1,450		1,450	1,450
Property and equipment, net		29,746	26,553			6,723
Operating lease right-of-use assets		4,762	5,261			7,115
Other assets		124	131			24
Total assets		130,820	159,407			35,561
Current liabilities:
Accounts payable		1,032	1,455			1,372
Accrued expenses and other current liabilities		10,817	11,354			11,416
Operating lease liabilities, current		1,733	1,916			1,638
Debt, current portion		936	1,065			16,792
Second lien loans		11,346	10,872			0
Total current liabilities		25,864	26,662			31,218
Debt, net of current portion	$ 29,752	29,752	29,878			17,574
Operating lease liabilities, noncurrent		3,253	3,584			5,723
Warrant liabilities, noncurrent		93,688	158,346			1,619
Other liabilities		996	804			313
Total liabilities		153,553	219,274			115,748
Commitments and contingencies (Note 10)
Redeemable convertible preferred stock		223,185	223,185		170,648	170,648		170,648	$ 170,648
Stockholders’ deficit
Common stock, $0.0001 par value; 1,980,000 and 265,000 shares authorized as of December 31, 2025 and December 31, 2024, respectively; 175,4401 and 58,057 shares issued and outstanding as of December 31, 2025 and December 31, 2024, respectively		18	17	[1]		6	[1]
Additional paid-in capital		581,245	570,578			17,303
Accumulated other comprehensive income		(2)	22			0
Accumulated deficit		(827,179)	(853,669)			(268,144)
Total stockholders’ deficit		(245,918)	(283,052)		$ (376,634)	(250,835)		$ (187,098)	$ (135,128)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit		130,820	159,407			35,561
Series A cumulative redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		$ 223,185	$ 223,185			$ 0

[1]	Excludes 6,250,000 shares legally issued and outstanding related to sponsor earn out securities (see Note 3).